UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-513-587-3400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

DCM/INNOVA HIGH EQUITY INCOME INNOVATION FUND

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2024

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2024

	Six Months	One Year	Five Year	Ten Year
DCM/INNOVA High Equity Income Innovation Fund	9.00%	9.56%	4.80%	4.95%
S&P 500® Total Return Index(b)	20.98%	22.66%	13.19%	12.41%
Dow Jones U.S. Select Dividend Total Return Index(c)	16.41%	6.01%	7.72%	8.94%

				Expense
				Ratios(d)
Gross				3.81%
With Applicable Waivers				0.73%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the DCM/INNOVA High Equity Income Innovation Fund’s (the “DCM/INNOVA Fund”) distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888- 484-5766.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The DCM/INNOVA Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the DCM/INNOVA Fund’s portfolio.

(c)	The Dow Jones U.S. Select Dividend Total Return Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown are from the DCM/INNOVA Fund’s prospectus dated February 28, 2024. Additional information pertaining to the expense ratios as of April 30, 2024 can be found in the financial highlights.

An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. The DCM/INNOVA Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at https://www. dcmadvisors.com or call 1-888-484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The DCM/INNOVA Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of April 30, 2024

			Since
	Six Months	One Year	Inception(b)
Lebenthal Ultra Short Tax-Free Income Fund – Class I Shares	1.41%	3.09%	1.25%
Bloomberg 1 Year Municipal Bond Index(c)	2.17%	2.74%	1.01%

	Expense Ratios(d)
		Class I
		Shares
Gross		1.34%
With Applicable Waivers		0.50%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Lebenthal Ultra Short Tax-Free Income Fund’s (the “Lebenthal Fund”) distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-484-5766.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Lebenthal Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The Lebenthal Fund’s inception date – December 30, 2019 (Date of Initial Public Investment).

(c)	The Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds with a remaining maturity of one to two years. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown are from the Lebenthal Fund’s prospectus dated February 28, 2024. Additional information pertaining to the expense ratios as of April 30, 2024 can be found in the financial highlights.

An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at https://www.dcmadvisors.com or call 1-888-484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The Lebenthal Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2024 (Unaudited)

RIGHTS 0.00%	Shares	Fair Value
ABIOMED, Inc.	9	—
Total Rights Cost ($–)		—
MONEY MARKET FUNDS - 2.53%
First American Treasury Obligations Fund, Class X, 5.21%(a)	182,937	$182,937
Total Money Market Funds (Cost $182,485)		182,937
Total Investments — 2.53% (Cost $182,485)		182,937
Other Assets in Excess of Liabilities — 97.47%		7,053,924
NET ASSETS — 100.00%		$7,236,861

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See Notes to Financial Statements.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

Summary of Investments	% of Net Assets	Fair Value
Rights	0.00%	$—
Money Market Funds	2.53%	182,937
Other Assets in Excess of Liabilities	97.47%	7,053,924
Total	100.00%	$7,236,861

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)

	Principal
MUNICIPAL BONDS — 97.99%	Amount	Fair Value
Arizona - 0.50%
Maricopa County Arizona Gilbert Unified School District No. 41 School Improvement General Obligation Bonds, Series 2020, 4.00%, 7/1/2024	$55,000	$55,022

California - 6.93%
Los Angeles, California Wastewater System Subordinate Revenue Refunding Bonds, Series 2022 C, 5.00%, 6/1/2024	500,000	500,450
Santa Clara Valley California Transportation Authority Sales Tax Revenue Refunding Bonds, Series 2018 A, 5.00%, 6/1/2024	255,000	255,319
		755,769
District of Columbia - 6.42%
District of Columbia Carnegie Endowment for International Peace Revenue Bonds, Series 2006, 3.70%, 11/1/2045(a)	300,000	300,000
Metropolitan Washington DC Airports Authority Aviation System Revenue Rate Refunding Bonds, Series 2010 C-2, 3.78%, 10/1/2039(a)	400,000	400,000
		700,000
Hawaii – 2.29%
Maui County, Hawaii General Obligation Bonds, Series 2014, 5.00%, 6/1/2024	250,000	250,273

Illinois - 2.48%
Grundy Kendall & Will Counties, Illinois Community High School District No. 111 General Obligation Refunding School Bonds, Series 2016 B, 4.00%, 5/1/2024	270,000	270,000

Massachusetts - 10.09%
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 U-2, 3.75%, 3/1/2048(a)	450,000	450,000
Massachusetts State Housing Finance Agency Housing Revenue Bonds, Series 2018 200, 3.75%, 12/1/2048(a)	350,000	350,000
Massachusetts Water Resources Authority Revenue Bonds, Series 2008 E, 3.25%, 8/1/2037(a)	300,000	300,000
		1,100,000
Michigan - 3.67%
Southfield Michigan Public Schools General Obligation Refunding Bonds, Series 2017, 5.00%, 5/1/2024	400,000	400,000

Minnesota - 1.84%
Alden-Conger Minnesota Independent School District #242 General Obligation Bonds, Series 2023 B, 5.00%, 9/30/2024	200,000	200,538

Mississippi - 3.21%
Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Series 2011 B, 3.75%, 11/1/2035(a)	350,000	350,000

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

	Principal
MUNICIPAL BONDS — 97.99% - continued	Amount	Fair Value
New Jersey - 3.44%
Cherry Hill Township, New Jersey General Obligation Refunding Bonds, Series 2022, 5.00%, 5/1/2024	$375,000	$374,999

New Mexico - 5.50%
University of New Mexico Subordinate Lien System Improvement Revenue Bonds, Series 2001, 3.80%, 6/1/2026	600,000	600,000

New York - 9.45%
Battery Park City Authority Junior Revenue Bonds, Series 2019 D-1, 3.70%, 11/1/2038(a)	100,000	100,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2009 A, 3.70%, 7/1/2032(a)	150,000	150,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2006 A-2, 3.50%, 10/1/2036(a)	200,000	200,000
New York State Energy Research & Development Authority Facilities Revenue Bonds, Series 2005 A-3, 3.75%, 5/1/2039(a)	300,000	300,000
New York, New York General Obligation Bonds, Series 2020 B-3, 3.90%, 10/1/2046(a)	280,000	280,000
		1,030,000
North Carolina - 2.89%
Winston-Salem North Carolina Limited Obligation Bonds, Series 2020A, 5.00%, 6/1/2024	315,000	315,263

Ohio - 9.49%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2012 B, 4.00%, 5/1/2036(a)	380,000	380,000
Ohio Water Development Authority Drinking Water Assistance Fund Revenue Bonds, Series 2019, 5.00%, 6/1/2024	255,000	255,296
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016 A, 3.70%, 12/1/2036(a)	400,000	400,000
		1,035,296
Rhode Island - 2.75%
Rhode Island Health and Educational Building Corporation Educational Facilities Revenue Bonds, Series 2005, 3.90%, 6/1/2035(a)	300,000	300,000

South Carolina - 2.80%
Richland County, South Carolina School District No. 2 Special Obligation Revenue Bonds, Series 2020, 5.00%, 6/1/2024	305,000	305,293

Tennessee - 2.06%
Clarksville, Tennessee Public Building Authority Pooled Financing Revenue Bonds, Series 1999, 3.95%, 6/1/2029(a)	225,000	225,000

Texas - 9.15%
Fort Bend Independent School District Variable Rate Unlimited Tax School Building Bonds, Series 2022 B, 3.65%, 8/1/2052	1,000,000	997,880

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

	Principal
MUNICIPAL BONDS — 97.99% - continued	Amount	Fair Value
Virginia - 4.59%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 A, 3.50%, 12/1/2033(a)	$500,000	$500,000

Washington - 5.96%
Port of Tacoma Washington Subordinate Lien Revenue Bonds, Series 2008 B, 3.75%, 12/1/2044	400,000	400,000
Seattle Washington Water System Revenue Refunding Bonds, Series 2015, 5.00%, 5/1/2024	250,000	250,000
		650,000
Wisconsin - 2.48%
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series 2021 A, 5.00%, 6/1/2024	270,000	270,297

Total Municipal Bonds (Cost $10,687,497)		10,685,630

MONEY MARKET FUNDS - 19.96%	Shares

Federated Hermes Institutional Tax-Free Cash Trust, Institutional Shares, 3.55%(b)	2,176,846	2,176,846
Total Money Market Funds (Cost $2,176,846)		2,176,846
Total Investments — 117.95% (Cost $12,864,343)		12,862,476
Liabilities in Excess of Other Assets — (17.95)%		(1,957,671)
NET ASSETS — 100.00%		$10,904,805

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2024.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See Notes to Financial Statements.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

Summary of Investments	% of Net Assets	Fair Value
Municipal Bonds
Arizona	0.50%	$55,022
California	6.93%	755,769
District of Columbia	6.42%	700,000
Hawaii	2.29%	250,273
Illinois	2.48%	270,000
Massachusetts	10.09%	1,100,000
Michigan	3.67%	400,000
Minnesota	1.84%	200,538
Mississippi	3.21%	350,000
New Jersey	3.44%	374,999
New Mexico	5.50%	600,000
New York	9.45%	1,030,000
North Carolina	2.89%	315,263
Ohio	9.49%	1,035,296
Rhode Island	2.75%	300,000
South Carolina	2.80%	305,293
Tennessee	2.06%	225,000
Texas	9.15%	997,880
Virginia	4.59%	500,000
Washington	5.96%	650,000
Wisconsin	2.48%	270,297
Money Market	19.96%	2,176,846
Liabilities in Excess of Other Assets	-17.95%	(1,957,671)
Total	100.00%	$10,904,805

See Notes to Financial Statements.

Centaur Mutual Funds Trust
Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	DCM/INNOVA
	High Equity	Lebenthal Ultra
	Income Innovation	Short Tax-Free
	Fund	Income Fund
Assets
Investments in securities, at fair value (cost $182,485 and $12,864,343)	$182,937	$12,862,476
Cash	7,014,950	38,295
Dividends and interest receivable	3,768	81,903
Tax reclaims receivable	131,808	—
Receivable from Advisor	28,464	20,443
Prepaid expenses	36,760	41,834
Total Assets	7,398,687	13,044,951
Liabilities
Payable for fund shares redeemed	130,757	271,495
Payable for investments purchased	—	1,836,337
Accrued 12b-1 fees - Class A Shares	—	48
Payable to Administrator	15,903	14,458
Payable to trustees	855	—
Other accrued expenses	14,311	17,808
Total Liabilities	161,826	2,140,146
Net Assets	$7,236,861	$10,904,805
Net Assets consist of:
Paid-in capital	9,263,845	10,910,782
Accumulated deficit	(2,026,984)	(5,977)
Net Assets	$7,236,861	$10,904,805
Class I Shares:
Net Assets		$10,904,805

Shares outstanding (unlimited number of shares authorized, no par value)		1,091,127
Net asset value, offering and redemption price per share		$9.99
Net Assets	$7,236,861
Shares outstanding (unlimited number of shares authorized, no par value)	653,930
Net asset value, offering and redemption price per share	$11.07

See accompanying notes which are an integral part of these financial statements

Centaur Mutual Funds Trust
Statements of Operations
For the period ended April 30, 2024 (Unaudited)

	DCM/INNOVA
	High Equity	Lebenthal Ultra
	Income Innovation	Short Tax-Free
	Fund	Income Fund
Investment Income
Dividend income (net of foreign taxes withheld of $8,109 and $–)	$185,784	$31,854
Interest income	—	324,406
Total investment income	185,784	356,260
Expenses
Advisor	55,274	43,848
Registration	17,476	21,752
Fund accounting	17,113	18,490
Legal	10,519	14,702
Audit and tax	9,933	10,920
Transfer agent	9,314	11,380
Trustee	8,252	8,619
Compliance	7,744	8,123
Custodian	6,466	2,581
Report printing	6,242	6,460
Administration	3,448	16,346
Pricing	3,176	4,519
Insurance	2,998	2,187
12b-1 fees- Class A Shares	—	7
Miscellaneous	14,935	13,760
Total expenses	172,890	183,694
Fees contractually waived and expenses reimbursed by Advisor	(120,569)	(132,613)
Fees voluntarily waived and expenses reimbursed by Advisor	—	(18,185)
Net operating expenses	52,321	32,896
Net investment income	133,463	323,364

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
investment securities	7,275,080	—
Purchased options	(117,099)	—
Written options	(1,413,469)	—
Foreign currency transactions	(269)	—
Change in unrealized appreciation (depreciation) on:
investment securities	(247,076)	3,693
Foreign currency translations	274	—
Net realized and unrealized gain (loss) on investment securities and foreign currency transactions	5,497,441	3,693
Net increase in net assets resulting from operations	$5,630,904	$327,057

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Statements of Changes in Net Assets

	DCM/INNOVA High Equity Income
	Innovation Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$133,463	$333,677
Net realized gain (loss) on investment securities and foreign currency transactions	5,744,243	(544,916)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(246,802)	832,477
Net increase in net assets resulting from operations	5,630,904	621,238
Distributions to Shareholders from:
Earnings	(136,811)	(308,967)
Return of capital	—	(20,616)
Total distributions	(136,811)	(329,583)
Capital Transactions -
Proceeds from shares sold	14,746,864	177,729
Reinvestment of distributions	124,966	317,564
Amount paid for shares redeemed	(20,107,918)	(3,640,189)
Net decrease in net assets resulting from capital transactions	(5,236,088)	(3,144,896)
Total Increase (Decrease) in Net Assets	258,005	(2,853,241)
Net Assets
Beginning of period	6,978,856	9,832,097
End of period	$7,236,861	$6,978,856
Share Transactions -
Shares sold	1,783,664	17,619
Shares issued in reinvestment of distributions	11,391	30,114
Shares redeemed	(1,823,205)	(361,057)
Net decrease in shares outstanding	(28,150)	(313,324)

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Statements of Changes in Net Assets (continued)

	Lebenthal Ultra Short Tax-Free Income
	Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$323,364	$919,426
Net realized loss on investment securities and foreign currency transactions	—	(4,178)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	3,693	(5,141)
Net increase in net assets resulting from operations	327,057	910,107
Distributions to Shareholders from:
Earnings
Class I Shares	(323,252)	(919,004)
A Shares	(112)	(430)
Total distributions	(323,364)	(919,434)
Capital Transactions - Class I Shares
Proceeds from shares sold	4,106,955	36,965,521
Reinvestment of distributions	253,260	746,910
Amount paid for shares redeemed	(37,900,741)	(1,875,795)
Total - Class I Shares	(33,540,526)	35,836,636
Capital Transactions - A Shares
Proceeds from shares sold	—	100
Reinvestment of distributions	112	430
Amount paid for shares redeemed	(15,676)	—
Total - A Shares	(15,564)	530
Net increase (decrease) in net assets resulting from capital transactions	(33,556,090)	35,837,166
Total Increase (Decrease) in Net Assets	(33,552,397)	35,827,839
Net Assets
Beginning of period	44,457,202	8,629,363
End of period	$10,904,805	$44,457,202
Share Transactions - Class I Shares
Shares sold	410,803	3,696,551
Shares issued in reinvestment of distributions	25,331	74,691
Shares redeemed	(3,790,128)	(187,579)
Total - Class I Shares	(3,353,994)	3,583,663
Share Transactions - A Shares
Shares sold	—	10
Shares issued in reinvestment of distributions	11	43
Shares redeemed	(1,567)	—
Total - A Shares	(1,556)	53
Net increase (decrease) in shares outstanding	(3,355,550)	3,583,716

See accompanying notes which are an integral part of these financial statements.

DCM/INNOVA High Equity Income Innovation Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended April		For the Years Ended October 31,
	30, 2024		2023	2022	2021	2020	2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.23		$9.88	$14.15	$11.41	$11.69	$13.01
Investment operations:
Net investment income	0.07		0.43	1.21	0.86	0.82	0.17
Net realized and unrealized gain (loss) on investments	0.85		0.37	(4.40)	2.71	(0.23)	0.16
Total from investment operations	0.92		0.80	(3.19)	3.57	0.59	0.33
Less distributions to shareholders from:
Net investment income	(0.08)		(0.42)	(0.99)	(0.83)	(0.84)	—
Net realized gains	—		—	(0.08)	—	—	(1.65)
Return of capital	—		(0.03)	(0.01)	—	(0.03)	—
Total distributions	(0.08)		(0.45)	(1.08)	(0.83)	(0.87)	(1.65)
Net asset value, end of period	$11.07		$10.23	$9.88	$14.15	$11.41	$11.69
Total Return(a)	9.00	% (b)	8.00%	(23.57)%	31.81%	5.29%	3.21%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,237		$6,979	$9,832	$37,597	$8,214	$10,062
Ratio of gross expenses to average net assets	2.33	% (c)	3.78%	1.89%	2.35%	3.36%	3.15%
Ratio of net expenses to average net assets	0.71	% (c)	1.50%	1.50%	1.50%	1.50%	1.70%
Ratio of net investment income to average net assets	1.80	% (c)	4.19%	8.96%	6.06%	6.81%	1.13%
Portfolio turnover rate	263	% (b)	220%	572%	496%	435%	338%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Lebenthal Ultra Short Tax-Free Income Fund - Class I Shares
Financial Highlights

(For a share outstanding during each period)

						For the
	For the Six					Period
	Months					Ended
	Ended April		For the Years Ended October 31,			October 31,
	30, 2024		2023	2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00		$10.00	$10.00	$10.01	$10.00
Investment operations:
Net investment income	0.15		0.30	0.06	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.01)		—	—	(0.01)	0.01
Total from investment operations	0.14		0.30	0.06	—	0.05
Less distributions to shareholders from:
Net investment income	(0.15)		(0.30)	(0.06)	(0.01)	(0.04)
Total distributions	(0.15)		(0.30)	(0.06)	(0.01)	(0.04)
Net asset value, end of period	$9.99		$10.00	$10.00	$10.00	$10.01
Total Return(b)	1.41	% (c)	3.00%	0.57%	(0.02)%	0.48	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,905		$44,442	$8,614	$9,640	$9,370
Ratio of gross expenses to average net assets	1.76	% (d)	1.33%	2.96%	3.10%	2.87	% (d)
Ratio of net expenses to average net assets	0.32	% (d)	0.21%	0.22%	0.36%	0.43	% (d)
Ratio of net investment income to average net assets	3.10	% (d)	3.10%	0.55%	0.08%	0.41	% (d)
Portfolio turnover rate	75	% (c)	48%	59%	9%	88	% (c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Centaur Mutual Funds Trust
Notes to the Financial Statements
April 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The DCM/INNOVA High Equity Income Innovation Fund (formerly known as the DCM/ INNOVA High Dividend Income Innovation Fund) (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of the Centaur Mutual Funds Trust (the “Trust”). The DCM/INNOVA Fund commenced operations on March 16, 2005 and was formally known as the Centaur Total Return Fund. The Lebenthal Fund commenced operations on December 30, 2019. The Trust is an open ended-management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax.

The Lebenthal Fund currently offers one class of shares, Class I Shares. Prior to January 31, 2024 the Fund offered Class A Shares, which closed and consolidated into Class I Shares. Each class of shares represented an interest in the Lebenthal Fund, had the same rights and was identical in all material respects, except that the classes bore different (or no) levels of sales loads and different expenses, certain class specific expenses were borne solely by the class to which such expenses were attributable, and each class had exclusive voting rights with respect to matters relating to its own distribution arrangements. Class A Shares were subject to a front-end sales charge of 0.50% which was waived for purchases of $250,000 or greater.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern Time. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by independent third-party pricing service. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. The prices provided by the independent third-party pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the normal pricing procedures are valued at fair value as determined by DCM Advisors, LLC, as the Funds’ valuation designee, in accordance with policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended April 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of April 30, 2024.

DCM/INNOVA Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Rights	$—	$—	$—	(a)	$—
Money Market Funds	182,937	—	—		182,937
Total	$182,937	$—	$—		$182,937

(a)	The value rounds to less than $0.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Lebenthal Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$10,685,630	$—	$10,685,630
Money Market Funds	2,176,846	—	—	2,176,846
Total	$2,176,846	$10,685,630	$—	$12,862,476

The DCM/INNOVA Fund held a $0 value security at the end of the reporting period which was valued as Level 3. The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Municipal Securities Risk

The Lebenthal Fund invests primarily in municipal securities. The risk of municipal securities generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Municipal obligations can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. The Lebenthal Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.

Sector Focus Risk

While the DCM/INNOVA Fund does not focus its investments on a particular sector, the DCM/INNOVA Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the DCM/INNOVA Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The DCM/INNOVA Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all series in the Trust in relation to net assets of each Fund or another reasonable allocation method. Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Dividend Distributions

Dividends from net investment income are generally declared and paid monthly for the DCM/INNOVA Fund. Dividends from net investment income are generally declared daily and paid monthly for the Lebenthal Fund. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Federal Income Taxes

As of and during the six months ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisor

DCM Advisors, LLC (the “Advisor”) is the investment advisor for the Funds. The Advisor serves in the capacity of investment advisor to each Fund pursuant to an investment advisory agreement with the Trust on behalf of the respective Fund. The Advisor receives monthly compensation based on each Fund’s average daily net assets at the annual rate of 1.50% for the DCM/INNOVA Fund and 0.42% for the Lebenthal Fund. For the six months ended April 30, 2024, the Advisor earned fees of $55,274 and $43,848 from the DCM/INNOVA Fund and the Lebenthal Fund, respectively. At April 30, 2024, the Advisor owed $28,464 and $20,443 to the DCM/INNOVA Fund and Lebenthal Fund, respectively, pursuant to the expense limitation agreements described below.

The Advisor has entered into Expense Limitation Agreements with the DCM/INNOVA Fund and the Lebenthal Fund under which the Advisor has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.70% of the average daily net assets of the DCM/ INNOVA Fund through November 2, 2025 and not more than 0.49% of the average daily

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

net assets of the Lebenthal Fund through March 1, 2025. Prior to November 3, 2023, the Advisor had entered into an expense limitation agreement with the DCM/INNOVA Fund under which it had contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the DCM/INNOVA Fund and to assume other expenses of the DCM/INNOVA Fund so that they annual operating expense did not exceed 1.50% of average daily net assets. For the six months ended April 30, 2024, the Advisor waived fees and reimbursed expenses of $120,569 and $132,613 for the DCM/INNOVA Fund and Lebenthal Fund, respectively. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board.

In addition to the expense limitations previously noted, effective June 25, 2020, and thereafter, the Advisor has agreed to a voluntary waiver of investment advisory fees in the total amount of twenty eight basis points (0.28%) of the Lebenthal Fund’s average daily net assets. The Advisor is not entitled to the reimbursement of any fees voluntarily waived or expenses reimbursed. Effective January 4, 2024 the Advisor elected to cease the use of the voluntary waiver. During the six months ended April 30, 2024, the Advisor voluntarily waived fees of $18,185 for the Lebenthal Fund.

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Funds pay out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

Certain officers of the Trust are employees of the Administrator or NLCS.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

NOTE 4. DISTRIBUTION PLAN AND FEES

The Trust, with respect to the Lebenthal Fund, has adopted a Distribution Plan (the “Plan”) for its Class A Shares in accordance with Rule 12b-1 under the 1940 Act. The Plan allows the Fund to pay for certain expenses related to the distribution of its shares (“12b-1 fees”), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Lebenthal Fund and who may be advising investors regarding the purchase, sale or retention of the Lebenthal Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Lebenthal Fund shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Lebenthal Fund’s average daily net assets allocable to the Class A Shares. For the six months ended April 30, 2024, the Class A Shares incurred 12b-1 fees of $7. As of April 30, 2024 the Lebenthal Fund owed the Distributor $48.

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
DCM/INNOVA Fund	$32,279,346	$46,965,828
Lebenthal Fund	10,319,719	72,500,000

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Management has reviewed the Funds’ tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax years ends and the interim tax period since then, as applicable), and has determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Gross unrealized appreciation	$452	$609
Gross unrealized depreciation	—	(2,476)
Net unrealized appreciation (depreciation) on investments	$452	$(1,867)
Tax cost of investments	$182,485	$12,864,343

The tax character of distributions paid for the fiscal year ended October 31, 2023, the Funds’ most recent fiscal year end, were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Distributions paid from:
Ordinary Income	$308,967	$47,841
Tax Exempt Income	—	871,769
Long-term Capital Gains	—	—
Return of capital	20,616	—
Total distributions paid	$329,583	$916,610

At October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Undistributed Tax Exempt Income	$—	$73
Accumulated Capital Losses	(7,341,383)	(4,183)
Net Unrealized Depreciation	(179,694)	(5,560)
Total Distributable Earnings	$(7,521,078)	$(9,670)

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

As of October 31, 2023, the DCM/INNOVA Fund and the Lebenthal Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $7,206,875 and $4,183, respectively, and the DCM/INNOVA Fund had long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $134,508.

The Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated earnings (deficit) on a tax basis which is considered to be more informative to the shareholder.

DCM/INNOVA
Fund
Paid-in Capital	$(10,395)
Accumulated earnings	10,395

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. TRUSTEE COMPENSATION

As of April 30, 2024, there were two Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a fee of $20,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

NOTE 9. REGULATORY UPDATES

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”): Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but

Centaur Mutual Funds Trust
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

The Board, at the recommendation of the Fund’s Advisor, approved by written consent on April 10, 2024 to discontinue the DCM/INNOVA Fund’s operations. Prior to the liquidation, Fund management determined certain receivables were not collectible, which resulted in a reduction of the DCM/INNOVA Fund’s NAV by $0.14 per share. The DCM/ INNOVA Fund paid a capital gain distribution of $4.8689 per share on May 21, 2024. The Fund’s portfolio securities were liquidated in an orderly manner and all outstanding shareholder accounts were closed by May 24, 2024.

The Board, at the recommendation of the Fund’s Advisor, approved by written consent on May 29, 2024 to discontinue the Lebenthal Fund’s operations. The Fund’s portfolio securities were liquidated in an orderly manner and all outstanding shareholder accounts are expected to be closed by July 10, 2024.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution fees [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table for each Fund class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		November	April 30,	During	Expense
		1, 2023	2024	Period(a)	Ratio
DCM/INNOVA Fund
	Actual	$1,000.00	$1,090.00	$3.67	0.71%
	Hypothetical(b)	$1,000.00	$1,021.35	$3.55	0.71%

Lebenthal Fund
Class I Shares	Actual	$1,000.00	$1,014.10	$1.58	0.32%
	Hypothetical(b)	$1,000.00	$1,023.29	$1.59	0.32%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Additional Information (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

Both (i) a description of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent 12-month period ended June 30th are available, without charge, upon request, by calling the Trust at 1-888-484-5766, or on the on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Funds’ portfolio holdings are available on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.dcmadvisors.com.

Investment Advisory Agreement Approval (Unaudited)

At an in-person meeting held on December 13, 2023, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust and DCM Advisors, LLC (the “Advisor”) with respect to the DCM/INNOVA High Equity Income Innovation Fund (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund” and together with the DCM/INNOVA Fund, each a “Fund” and collectively, the “Funds”) for an additional 1-year term. At the meeting, all of the Trustees were present.

Legal counsel advised the Board during its deliberations. In considering the Advisory Agreements for the Funds, the Board recalled its review of the materials related to the Funds and the Advisor throughout the preceding 12 months and its various discussions with management of the Trust and the Advisor regarding the operations and performance of the Fund during that time period. In deciding whether to approve the Investment Advisory Agreements, the Trustees considered the best interests of each Fund and its shareholders. The Board considered, among other things: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the performance of each Fund and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds; (4) the extent to which economies of scale may be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; (6) possible conflicts of interest; and (7) other topics or issues and concluded as follows:

(i) The nature, extent, and quality of the services to be provided by the Advisor. In this regard, the Board considered the services being provided by the Advisor to each Fund including, without limitation, its providing continuous advisory services to the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures and voting proxies on behalf of the Fund, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and assist in its distribution. The Board also considered the qualifications and experience of the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for each Fund.

(ii) The Investment Performance of each Fund and the Advisor. In this respect, the Board compared each Fund’s performance to the performance of its respective Morningstar Category, custom peer group, and benchmark index. The Board concluded the Advisor had reasonably explained each Fund’s performance results. The Board determined that the performance of each Fund and the Advisor has been satisfactory.

(iii) Cost of Services to be Provided and Profits Realized by the Advisor from its Relationship with the Funds. In this regard, the Board considered for each Fund the Advisor’s staffing, personnel and methods of operations; the Fund’s management fee and expense ratio, each as compared to the Fund’s respective peer group and Morningstar category; the Fund’s asset levels; the current and anticipated profitability of the Fund to the Advisor, if any; the Advisor’s commitment to the Fund; and the differences in fees and services provided to the Advisor’s other clients that may be similar to the Fund. The Board also considered the Advisor’s past fee reductions and expense reimbursements for the Funds and the indirect benefits that the Advisor received from its management of the Funds. In addition, the Board considered the Advisor’s representation that it intends to continue the Expense Limitation Agreement (“ELA”) for each Fund. The Board concluded that the advisory fee to be paid

Investment Advisory Agreement Approval (Unaudited) (continued)

to the Advisor by each Fund is reasonable in light of the nature and quality of services provided by the Advisor.

(iv) The Extent to Which Economies of Scale May Be Realized as a Fund grows and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Fund’s Investors. In this regard, the Board considered that each Fund’s fee arrangement with the Advisor involves both an advisory fee and an ELA. The Board determined for each Fund that while the advisory fee rate under the Fund’s Advisory Agreement remains the same at all asset levels, the shareholders of the Fund have experienced benefits from the Fund’s ELA and will continue to experience benefits from the Fund’s ELA until the Fund’s assets grow to a level where its expenses otherwise fall below the expense cap limit. In addition, the Board noted for each Fund that the Fund could benefit from economies of scale under its agreements with service providers other than the Advisor if the Fund were to gather additional assets. The Board determined that at each Fund’s current and projected asset levels for the next year, the Fund’s fee arrangements with the Advisor were reasonable in relationship to the nature and quality of services being provided by the Advisor to the Fund.

(v) The Advisor’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the historical and anticipated portfolio turnover rates for each Fund. The Board also considered the Advisor’s policies and procedures to seek best execution for the Funds’ portfolio transactions. The Board considered the process by which evaluations are made of the overall reasonableness of commissions paid; the Advisor’s method and basis for selecting and evaluating broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Advisor anticipates allocating portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). The Board determined that the Advisor’s practices regarding brokerage and portfolio transactions are satisfactory.

(vi) Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the Advisor’s personnel assigned to each Fund; and the substance and administration of the Advisor’s code of ethics, specifically as it relates to possible conflicts of interest. The Board concluded that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

(vii) Other topics or issues. Following its consideration of all of the foregoing and taking into account the totality of all factors discussed at the meeting and previous meetings, the Board, including a majority of the Independent Trustees voting separately, unanimously approved the continuance of each of the Advisory Agreements. It was noted that in the Trustees’ deliberations with respect to the approval of the Advisory Agreements, no single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreements and each Trustee may have attributed different weights to the various factors noted above. Rather, the Trustees concluded, in light of their weighing and balancing all factors that approval of the continuance of the Advisory Agreement for each Fund was in the best interests of that Fund and its shareholders.

Privacy Policy (Unaudited)

Rev: September 2020

FACTS	WHAT DOES THE CENTAUR MUTUAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Account balances and account transactions

■    Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Centaur Mutual Funds Trust chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Centaur Mutual Funds Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share.
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

Questions?	Call 1-888 484-5766

Who we are
Who is providing this notice?	The Centaur Mutual Funds Trust DCM/INNOVA High Equity Income Innovation Fund Lebenthal Ultra Short Tax-Free Income Fund
What we do
How do the Centaur Mutual Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How do the Centaur Mutual Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us your account information

■     make deposits or withdrawals from our account

■     pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    DCM Advisors, LLC, an affiliate of Dinosaur Group Holdings, LLC, is the investment advisor to the Funds and is an affiliate of the Centaur Mutual Funds Trust.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■   The Centaur Mutual Funds Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Centaur Mutual Funds Trust does not jointly market.

The Funds are distributed by Ultimus Fund Distributors, LLC.

Centaur-SAR-24

COPLEY FUND

SEMI-ANNUAL REPORT

April 30, 2024

Management Discussion of Fund Performance – (Unaudited)

During the six months ended April 30, 2024 the Copley Fund (the “Fund”) underperformed compared to its benchmark the S&P 500® Index (the “Index”). The Fund returned 15.58% versus 20.98% for the Index. For the three month period ended April 30, 2024, the Fund underperformed the benchmark on an NAV basis. Underlying investment performance also underperformed.

Performance was affected mainly by individual holdings in the communications and industrials sectors. The Fund’s cable holdings in the communications sector negatively contributed to relative performance as broadband additions have slowed amidst higher competition and lower housing mobility. The Fund exited its position in Liberty Broadband, whose value is based upon Charter Communications’ value. The Fund continues to hold its position in Comcast as they are reasonably diversified, and we believe it to be undervalued at current levels. Comcast remains a share-taker within broadband so once housing turnover normalizes, growth should reaccelerate.

Boeing also negatively impacted performance as its safety woes continued. The Fund continues to hold the company as its place in a global duopoly is still attractive with positive industry trends, but Boeing’s management team is doing itself no favors. We will continue to monitor its progress for safety and, more importantly, deliveries.

Looking back over my career, I have identified 5 important pillars in order to build a long-term portfolio positioned for outperformance over time. The first is simply to own great businesses. Second, is owning great businesses that produce strong fundamentals for its owners. Third, buy it at the right price to provide a margin of safety, where we view the business to be undervalued. Fourth, hold it for the long-term. Fifth and what we have found to be the most important lynchpin in outperformance is to invest alongside management teams that enhance shareholder value.

Looking back at poor performers in the past, poor decisions by management have been the most likely cause. Boeing’s management team has destroyed shareholder value through multiple CEO’s leading to poor relative performance so history may be repeating itself again.

The markets have adjusted to a higher for longer interest rate scenario as consensus has come down on the number of Fed rate cuts this year. While the Fed has been tightening it has been offset by loose fiscal policy, which has held inflation persistently higher than the Fed’s target. What the Fed does or doesn’t do really does not affect what we are trying to accomplish, which is to build a long-term portfolio whose returns surpass those of the benchmark.

During the investment period, we lowered our weightings in Netflix and Meta as their valuations became stretched. We also eliminated our positions in Liberty Sirius XM and Pfizer. We intend on buying Pfizer back into the portfolio as it was sold for tax purposes. We added to our positions in RH and CVS Corp.

We believe the Fund is well positioned for long-term success with our existing holdings and are constantly looking for new investment opportunities that the market may present us amid periods of volatility.

1

Management Discussion of Fund Performance – (Unaudited) (continued)

Jim Mulvey
Portfolio Manager

2

Important Disclosures (Unaudited)

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-484-5766.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at https://www.dcmadvisors.com or call 1-888-484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Management Discussion of Fund Performance seeks to describe some of the investment advisor’s current opinions and views of the financial markets. Although the investment advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Management Discussion of Fund Performance were held during the period covered by this semi-annual report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of April 30, 2024, please see the Schedule of Investments section of this semi-annual report. The opinions of DCM Advisors, LLC with respect to those securities may change at any time.

Statements in the Management Discussion of Fund Performance that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

Investment Results (Unaudited)

Average Annual Total Return(a) as of April 30, 2024
	Six Months	One Year	Five Years	Ten Years
Copley Fund	15.58%	16.36%	6.99%	9.22%
S&P 500® Index(b)	20.98%	22.66%	13.19%	12.41%

Total annual operating expenses, as disclosed in the Copley Fund’s (the “Fund”) prospectus dated February 28, 2024, were 1.16% of average daily net assets. Additional information pertaining to the Fund’s expense ratios (not including acquired fund fees and expenses) as of April 30, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Copley Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-484-5766.

(a)       Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)       S&P 500® Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States. It is one of the most commonly followed equity indices.

An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. The Copley Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at https://www.dcmadvisors.com or call 1-888-484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC

4

Fund Holdings (Unaudited)

Copley Fund Holdings as of April 30, 2024.*

*	As a percentage of net assets.

The investment objective of the Copley Fund (the “Fund”) is to seek growth of capital.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings are available on the SEC’s website at www.sec.gov or on the Fund’s website at https://www.dcmadvisors.com.

5

Copley Fund
Schedule of Investments
April 30, 2024 (Unaudited)

COMMON STOCKS — 98.05%	Shares	Fair Value
Communications — 24.12%
Alphabet, Inc., Class A(a)	23,210	$3,778,124
Booking Holdings, Inc.	400	1,380,812
Comcast Corp., Class A	93,700	3,570,907
Liberty Live Group(a)	12,517	467,134
Meta Platforms, Inc., Class A(a)	11,041	4,749,507
Netflix, Inc.(a)	6,255	3,444,253
Verizon Communications, Inc.	50,500	1,994,245
Walt Disney Co. (The)	53,005	5,888,856
		25,273,838
Consumer Discretionary — 5.50%
McDonald’s Corp.	6,730	1,837,559
RH(a)	15,900	3,928,095
		5,765,654
Consumer Staples — 3.69%
PepsiCo, Inc.	7,850	1,380,894
Philip Morris International, Inc.	16,520	1,568,408
Procter & Gamble Co. (The)	5,650	922,080
		3,871,382
Energy — 6.74%
ConocoPhillips	10,900	1,369,258
Marathon Petroleum Corp.	21,790	3,959,679
Phillips 66	12,070	1,728,545
		7,057,482
Financials — 30.87%
American Express Co.	17,600	4,118,928
American International Group, Inc.	63,300	4,767,123
Bank of America Corp.	110,900	4,104,408
Berkshire Hathaway, Inc., Class B(a)	8,760	3,475,355
Goldman Sachs Group, Inc. (The)	9,560	4,079,348
JPMorgan Chase & Co.	16,580	3,179,049
Morgan Stanley	39,150	3,556,386
U.S. Bancorp	27,220	1,105,949
Wells Fargo & Co.	66,950	3,971,474
		32,358,020
Health Care — 5.74%
AbbVie, Inc.	17,000	2,764,880
CVS Health Corp.	47,939	3,245,950
		6,010,830
Industrials — 5.70%
Boeing Co. (The)(a)	7,945	1,333,489
CSX Corp.	65,220	2,166,608
RTX Corp.	24,310	2,467,951
		5,968,048
Technology — 15.69%
Apple, Inc.	33,180	5,651,549
Microsoft Corp.	18,350	7,144,206

See accompanying notes which are an integral part of these financial statements.

6

Copley Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

COMMON STOCKS — 98.05% - continued	Shares	Fair Value
Technology — 15.69% - continued
Oracle Corp.	32,000	$3,640,000
		16,435,755

Total Common Stocks (Cost $79,903,814)		102,741,009

MONEY MARKET FUNDS - 5.98%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.16%(b)	6,265,718	6,265,718
Total Money Market Funds (Cost $6,265,718)		6,265,718
Total Investments — 104.03% (Cost $86,169,532)		109,006,727
Liabilities in Excess of Other Assets — (4.03)%		(4,224,500)
NET ASSETS — 100.00%		$104,782,227

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying notes which are an integral part of these financial statements.

7

Copley Fund
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $86,169,532)	$109,006,727
Dividends and interest receivable	160,309
Taxes receivable	476,518
Prepaid expenses	29,957
Total Assets	109,673,511

Liabilities
Payable for fund shares redeemed	2,889
Payable to Advisor	57,334
Payable to affiliates	5,088
Deferred income taxes, net	4,795,811
Other accrued expenses	30,162
Total Liabilities	4,891,284
Net Assets	$104,782,227

Net Assets consist of:
Paid-in capital	657,037
Accumulated earnings	104,125,190
Net Assets	$104,782,227
Shares outstanding (unlimited number of shares authorized, no par value)	657,037
Net asset value per share	$159.48

See accompanying notes which are an integral part of these financial statements.

8

Copley Fund
Statement of Operations
April 30, 2024 (Unaudited)

Investment Income
Dividend income	$964,508
Interest income	101,383
Total investment income	1,065,891

Expenses
Advisor	336,585
Audit and tax	45,384
Administration	33,313
Fund accounting	21,386
Transfer agent	12,925
Legal	11,695
Report printing	10,975
Professional fees	10,634
Insurance	8,807
Trustee	8,620
Custodian	5,744
Registration	4,869
Miscellaneous	15,542
Total expenses	526,479
Total operating expenses	526,479
Net investment income before tax benefit	539,412

Tax Benefit	—
Net Investment Income	539,412

Net Realized and Change in Unrealized Gain (Loss) on Investments
Realized loss from investment transactions, net deferred tax benefit of $75,839	(285,297)
Net change in unrealized appreciation of investments, including deferred income tax benefit of $3,737,536	14,251,870
Net realized and change in unrealized gain (loss) on investments	13,966,573
Net increase in net assets resulting from operations	$14,505,985

See accompanying notes which are an integral part of these financial statements.

9

Copley Fund
Statements of Changes in Net Assets

		For the Eight
	For the Six	Months Ended
	Months Ended	October 31,
	April 30, 2024	2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income, net of income tax (benefit)/expense	$539,412	$492,234
Net realized loss on investment transactions, net of income tax expense/(benefit)	(285,297)	(85,694)
Change in unrealized appreciation of investments, including deferred income tax expense/(benefit)	14,251,870	1,188,982
Net increase in net assets resulting from operations	14,505,985	1,595,522

Capital Transactions
Proceeds from shares sold	2,694,359	11,635,644
Amount paid for shares redeemed	(5,004,061)	(2,929,077)
Net increase (decrease) in net assets resulting from capital transactions	(2,309,702)	8,706,567
Total Increase in Net Assets	12,196,283	10,302,089

Net Assets
Beginning of period	$92,585,944	$82,283,855
End of period	$104,782,227	$92,585,944

Share Transactions
Shares sold	18,298	84,169
Shares redeemed	(32,249)	(20,984)
Net increase (decrease) in shares outstanding	(13,951)	63,185

(a)	The Fund changed its fiscal year to October 31.

See accompanying notes which are an integral part of these financial statements.

10

Copley Fund
Financial Highlights

(For a share outstanding during each period)

			For the
	For the Six		Eight
	Months		Months		For the	For the	For the	For the
	Ended April		Ended		Year Ended	Year Ended	Year Ended	Year Ended
	30, 2024		October 31,		February	February	February	February
	(Unaudited)		2023*		28, 2023	28, 2022	28, 2021	29, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$137.98		$135.38		$141.96	$134.92	$117.91	$110.58
Investment operations:
Net investment income(b)	0.82		0.82		1.35	0.55	3.16	3.26
Net realized and unrealized gain (loss) on investments	20.68		1.78		(7.93)	6.49	13.85	4.07
Total from investment operations	21.50		2.60		(6.58)	7.04	17.01	7.33
Net asset value, end of period	$159.48		$137.98		$135.38	$141.96	$134.92	$117.91
Total Return(c)	15.58	% (d)	1.92	% (d)	(4.64%)	5.22%	14.43%	6.63%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$104,785		$92,586		$82,284	$91,613	$95,042	$94,121
Ratios before fee waiver:
Ratio of total expenses, including net regular and deferred taxes, to average net assets(e)	3.77	% (f)	1.69	% (f)	(0.65)%	2.43%	3.50%	1.81	% (g)
Ratio of net investment and operating income (loss), including regular and deferred taxes, to average net assets	2.00	% (f)	0.35	% (f)	2.57%	(0.98)%	5.36%	2.02	% (g)
Ratios after fee waiver:
Ratio of total expenses, including net regular and deferred taxes, to average net assets(e)	3.77%		1.69	% (f)	(0.71)%	2.36%	3.48%	1.81	% (g)
Ratio of net investment and operating income (loss) to average net assets	2.00	% (f)	0.35	% (f)	2.63%	(0.92)%	5.38%	2.02	% (g)
Portfolio turnover rate	5.43	% (d)	3.54	% (d)	156.15%	111.25%	119.33%	24.64%

*	The Fund changed its fiscal year to October 31.

(a)	Net asset values, net investment income per share, total returns and ratios of total expenses and net investment and operating income (loss) have been restated on an “as-if” basis. See Note 5 in the Notes to Financial Statements.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Includes operating expenses from the Operating Division and subsidiary of $31,995 and $17,572, for fiscal years ending 2020 and 2019, respectively.

(f)	Annualized.

(g)	Includes advisory fees reimbursed to the Fund and included in investment advisory fees, net.

See accompanying notes which are an integral part of these financial statements.

11

Copley Fund
Notes to the Financial Statements
April 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Copley Fund (the “Fund”) is organized as a separate, diversified series of the Centaur Mutual Funds Trust (the “Trust”). The Fund, which is the successor of Copley Fund, Inc. (the “Predecessor Fund”), assumed the assets and liabilities of the Predecessor Fund (the “Reorganization”) and continued operations as of December 1, 2022. The Trust is an open-ended management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The Fund’s investment objective is to seek growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Regulatory Update

Tailored Shareholder Repots for Mutual Funds and Exchange-Traded Funds - Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange traded funds to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern Time. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Other securities traded in the over-the-counter

12

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined by DCM Advisors, LLC (the “Advisor”), as the Fund’s valuation designee, in accordance with policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized Level 3.

13

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six months ended April 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$102,741,009	$—	$—	$102,741,009
Money Market Funds	6,265,718	—	—	6,265,718
Total	$109,006,727	$—	$—	$109,006,727

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Purchases and Sales of Investment Securities

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were $5,557,934 and $8,086,207, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

Expenses

Expenses incurred by the Trust that do not relate to the Fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

14

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Dividends and Distributions

Net investment income and net realized gains are not distributed, but rather are accumulated with the Fund and used to pay expenses, to effect redemptions, to make additional investments or held in cash as a reserve.

Federal Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Delaware. The Fund recognizes interest and penalties, if any, related to income taxes as income tax expense on the Statement of Operations.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Advisor

DCM Advisors, LLC (the “Advisor”) is the investment advisor to the Fund. The Advisor serves in the capacity of investment advisor to the Fund pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Advisor receives monthly compensation based on the Fund’s average daily net assets at an annual rate of 0.65% of the first $500 million of net assets, and 0.62% of any net assets exceeding $500 million.

For the six months ended April 30, 2024, the fee for investment advisory services totaled $336,585.

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and the cost of pricing its portfolio securities.

15

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

Certain officers of the Trust are employees of the Administrator or NLCS.

NOTE 4. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $4,872,593 tax effect	$23,202,822
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of $76,782 tax effect	(365,627)
Net unrealized appreciation on investments	$22,837,195
Tax cost of investments	$86,169,532

The Federal income tax provision (benefit) is summarized as follows:

2024
Current:
Federal	$(75,839)
Deferred*:
Federal	3,661,697

*	Net deferred income tax expense relates to net unrealized appreciation of investments, realized losses and net investment loss including the dividends received deduction (“DRD”).

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The difference between the effective tax rate of 15.53% and the statutory rate of 21% is primarily attributable to the benefit of the dividends received deduction. At April 30, 2024, the net deferred tax liabilities are summarized as follows:

Net deferred tax liability:

Unrealized gain on investments	$4,795,811
Realized losses on investments	$(75,839)
Net deferred tax liability	$4,719,972

16

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

NOTE 5. COMMITMENT AND CONTINGENCIES

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available in calculating excess earnings subject to this tax.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

NOTE 6. NAV RESTATEMENT

The Fund has restated certain components of its 2020 and 2019 financial highlights related to the Predecessor Fund on an “as-if” basis (reflecting the effect on net asset value and per share net asset value of the adjustments to the fiscal year 2021 opening net asset balance, as if they had been recorded in the period investment advisory fees were received) resulting from the death of Irving Levine (100% owner of the investment adviser of the Predecessor Fund, Copley Financial Services Corp. ( “CFSC”)) in 2018 and the resulting transfer of ownership of CFSC from Mr. Levine to his estate. This effective transfer or assignment of the advisory agreement between the Predecessor Fund and CFSC was not submitted to, or otherwise approved by, the Predecessor Fund’s shareholders. As a result of extensive discussions with the SEC, CFSC was ordered to refund to the Predecessor Fund all investment advisory fees it received from the Predecessor Fund since Mr. Levine’s death (a total of $966,896, of which $200,000 was remitted during the year ended February 29, 2020 and the balance was remitted during the year ended February 28, 2021) and did not receive any investment advisory fees until the advisory agreement was approved by the Predecessor Fund’s shareholders, on October 13, 2020. The reversal of the investment advisory fees on a tax effected basis from the previous periods amounted to $713,254,

17

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

which was reflected as an opening balance sheet adjustment on the statement of changes in net assets for the year ended February 28, 2021.

NOTE 7. RISKS

Equity risk is the risk that the market values of equities, such as common stocks or equity related investments, may decline due to general market conditions, such a political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2024, the Fund had 30.87% of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. TRUSTEE COMPENSATION

As of April 30, 2024, there were two Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a fee of $20,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	November 1,	April 30,	During	Expense
	2023	2024	Period(a)	Ratio(b)
Copley Fund
Actual	$1,000.00	$1,155.80	$5.82	1.09%
Hypothetical(c)	$1,000.00	$1,019.47	$5.45	1.09%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Expenses include the reserve the Fund is required to calculate and deduct, reflecting the federal income tax which would have to be paid if the Fund’s portfolio were liquidated and a capital gains tax, at the regular corporate tax rate, would be payable on all gains.

(c)	Hypothetical assumes 5% annual return before expenses.

19

Additional Information (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

Both (i) a description of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and (ii) information regarding how the Trust voted proxies relating to the Fund’s portfolio securities during the most recent 12-month period ended June 30th are available, without charge, upon request, by calling the Trust at 1-888-484-5766, or on the on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at www.sec.gov and on the Fund’s website at https://www.dcmadvisors.com.

20

Rev: December 2022

FACTS	WHAT DOES THE CENTAUR MUTUAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Account balances and account transactions

■    Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Centaur Mutual Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Centaur Mutual Funds Trust share?	Can you limit this Sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes —to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share.
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

Questions?	Call 1-888-484-5766

21

Who we are
Who is providing this notice?	The Centaur Mutual Funds Trust Copley Fund
What we do
How does the Centaur Mutual Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Centaur Mutual Funds Trust collect my personal information?

We collect your personal information, for example, when you

■    open an account or give us your account information

■    make deposits or withdrawals from our account

■    pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    DCM Advisors, LLC, an affiliate of Dinosaur Group Holdings, LLC, is the investment advisor to the Copley Fund and is an affiliate of the Centaur Mutual Funds Trust.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Centaur Mutual Funds Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Centaur Mutual Funds Trust does not jointly market.

22

The Copley Fund is distributed by Ultimus Fund Distributors, LLC

Copley-SAR-24

(b)	NOT APPLICABLE

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

NOT APPLICABLE.

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) NOT APPLICABLE.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centaur Mutual Funds Trust

By (Signature and Title)	/s/ Glenn Grossman
Glenn Grossman Principal Executive Officer

Date	7/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Glenn Grossman
Glenn Grossman Principal Executive Officer

Date	7/8/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond Principal Financial Officer

Date	7/8/2024